LEASE (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
LEASE
Right-of-use asset	$ 119,429	$ 196,435
Lease payment liability- current	103,396	92,230
Lease payment liability- current	0	96,707
Total lease payment liability	$ 103,396	$ 188,937